CALVERT INTERNATIONAL OPPORTUNITIES FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Equity Funds Prospectus (Class I)
February 1, 2016
Date of Supplement: March 24, 2016
Jonathan P. Brodsky of investment subadvisor Advisory Research, Inc., will no longer serve as a portfolio manager for Calvert International Opportunities Fund.
Effective March 31, 2016, the Prospectus is amended as follows:
The table under “Portfolio Management" in the Fund Summary for Calvert International Opportunities Fund is revised and restated as follows (related text and headings added for ease of reference):
Investment Subadvisors. Advisory Research, Inc. (“ARI”) and Trilogy Global Advisors, LP (“Trilogy”) (each a “Subadvisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Drew Edwards	Managing Director, ARI	Since September 2011
Marco P. Priani, CFA, CPA, FRM	Managing Director, ARI	Since September 2011
William Sterling, Ph.D.	Chief Investment Officer and Senior Portfolio Manager, Trilogy	Since September 2011
Gregory J. Gigliotti	Managing Director and Senior Portfolio Manager, Trilogy	Since September 2011
Jessica Reuss, CFA	Product Specialist and Portfolio Manager, Trilogy	Since September 2011
David Runkle, Ph.D., CFA	Director of Quantitative Research, Portfolio Manager, Trilogy	Since September 2011
The table for Advisory Research, Inc., under “Management of Fund Investments — More Information About the Advisor, Subadvisors and Portfolio Managers — Calvert International Opportunities Fund” is deleted and replaced with the following:

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Drew Edwards	2013 - present: Managing Director, ARI; member of ARI Investment Team 2008 - 2012: Vice President, ARI, member of ARI Investment Team	Portfolio Manager
Marco P. Priani, CFA, CPA, FRM	2013 - present: Managing Director, ARI; member of ARI Investment Team 2006 - 2012: Vice President, ARI; member of ARI Investment Team	Portfolio Manager